Organization and Reorganization - Comprehensive loss of the Group's VIEs (Details) - Consolidated VIEs primary beneficiary - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization and Reorganization
Net revenues	¥ 68,167	¥ 95,382	¥ 93,975
Net loss	¥ (418)	¥ 19,775	¥ (30,565)